Business Segments (Tables)	6 Months Ended
Sep. 30, 2023
Segment Reporting [Abstract]
Financial Information by Business Segment

	Customer Business
	Digital Service Business Group	Retail & Commercial Banking Business Group	Japanese Corporate & Investment Banking Business Group	Global Commercial Banking Business Group	Asset Management & Investor Services Business Group	Global Corporate & Investment Banking Business Group	Total	Global Markets Business Group	Other	Total
	(in billions)
Six months ended September 30, 2022:
Net revenue:	¥371.7	¥283.8	¥345.3	¥447.4	¥177.2	¥345.5	¥1,970.9	¥360.6	¥13.4	¥2,344.9
BK and TB(1):	127.2	194.6	277.5	27.3	53.0	247.4	927.0	225.6	23.5	1,176.1
Net interest income	106.7	90.8	153.0	27.3	5.3	114.5	497.6	604.6	57.8	1,160.0
Net fees	19.2	87.2	91.9	—	47.8	114.1	360.2	(8.6)	(30.7)	320.9
Other	1.3	16.6	32.6	—	(0.1)	18.8	69.2	(370.4)	(3.6)	(304.8)
Other than BK and TB	244.5	89.2	67.8	420.1	124.2	98.1	1,043.9	135.0	(10.1)	1,168.8
Operating expenses	259.0	227.6	165.8	305.0	123.4	168.4	1,249.2	136.3	69.8	1,455.3
Operating profit (loss)	¥112.7	¥56.2	¥179.5	¥142.4	¥53.8	¥177.1	¥721.7	¥224.3	¥(56.4)	¥889.6
Fixed assets(2)	¥147.5	¥199.1	¥157.1	¥1.2	¥13.7	¥134.5	¥653.1	¥108.7	¥541.5	¥1,303.3
Increase in fixed assets(3)	¥15.2	¥21.0	¥17.7	¥0.4	¥3.2	¥9.7	¥67.2	¥10.4	¥9.6	¥87.2
Depreciation(3)	¥5.1	¥11.0	¥18.0	¥0.1	¥2.8	¥15.5	¥52.5	¥13.3	¥8.8	¥74.6
Six months ended September 30, 2023:
Net revenue:	¥380.2	¥318.8	¥463.8	¥310.9	¥205.7	¥418.4	¥2,097.8	¥381.7	¥25.0	¥2,504.5
BK and TB(1):	124.3	220.0	376.8	19.6	56.8	376.6	1,174.1	229.4	106.3	1,509.8
Net interest income	106.9	115.1	237.4	19.1	6.5	195.6	680.6	119.3	86.6	886.5
Net fees	16.6	91.1	104.9	—	50.3	162.4	425.3	(9.3)	(7.2)	408.8
Other	0.8	13.8	34.5	0.5	—	18.6	68.2	119.4	26.9	214.5
Other than BK and TB	255.9	98.8	87.0	291.3	148.9	41.8	923.7	152.3	(81.3)	994.7
Operating expenses	264.2	230.8	169.4	174.9	145.7	174.1	1,159.1	149.9	117.6	1,426.6
Operating profit (loss)	¥116.0	¥88.0	¥294.4	¥136.0	¥60.0	¥244.3	¥938.7	¥231.8	¥(92.6)	¥1,077.9
Fixed assets(2)	¥172.8	¥211.0	¥161.0	¥1.3	¥22.1	¥168.4	¥736.6	¥108.4	¥531.9	¥1,376.9
Increase in fixed assets(3)	¥19.1	¥20.8	¥22.3	¥0.2	¥7.3	¥15.9	¥85.6	¥13.1	¥15.3	¥114.0
Depreciation(3)	¥7.0	¥12.0	¥21.2	¥0.1	¥4.0	¥21.8	¥66.1	¥15.5	¥8.6	¥90.2

Notes:	(1)“BK and TB” is a sum of MUFG Bank on a stand-alone basis (BK) and Mitsubishi UFJ Trust and Banking on a stand-alone basis (TB).

(2)Fixed assets in the above table are based on the financial information prepared in accordance with Japanese GAAP as adjusted in accordance with internal management accounting rules and practices, and the amounts correspond to premises and equipment-net, intangible assets-net and goodwill of BK and TB. Fixed assets of MUFG and other consolidated subsidiaries and Japanese GAAP consolidation adjustments amounting to ¥1,422.4 billion as of September 30, 2022 and ¥1,344.5 billion as of September 30, 2023, respectively, are not allocated to each business segment when determining the allocation of management resources and assessing performance and, therefore, such amounts are not included in the table above.

(3)These amounts are related to the fixed assets of BK and TB included in the table above.

Reconciliation of Operating Profit (Loss) from Segments to Condensed Consolidated Statements of Income
A reconciliation of operating profit and fixed assets under the internal management reporting system for the six months ended September 30, 2022 and 2023 above to income before income tax expense shown in the accompanying condensed consolidated statements of operations and the total amount of premises and equipment-net, intangible assets-net and goodwill are as follows:

	Six months ended September 30,
	2022	2023
	(in billions)
Operating profit:	¥890	¥1,078
Reversal of (provision for) credit losses	98	(62)
Foreign exchange losses—net	(165)	(385)
Trading account losses—net	(1,670)	(1,133)
Equity investment securities gains (losses)—net	(433)	624
Debt investment securities gains—net	199	102
Equity in earnings of equity method investees—net	187	215
Reversal of off-balance sheet credit instruments	12	4
Reversal of impairment of assets held for sale	134	—
Loss on valuation adjustment for loans held for sale held by MUFG Union Bank	(209)	—
Other—net	(335)	(159)
Income (loss) before income tax expense (benefit)	¥(1,292)	¥284
Fixed assets:	¥1,303	¥1,377
U.S. GAAP adjustments and other	1,088	1,100
Premises and equipment-net, Intangible assets-net and Goodwill	¥2,391	¥2,477